Deposits - Summary of Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking	$ 24,601	$ 6,078	$ 2,101
Reciprocal	23,429	4,421	764
Time	13,766	1,902	1,507
Brokered time	13,279	1,750	93
Total	$ 75,075	$ 14,151	$ 4,465